Net Debt - Summary of Net Debt Balance and Gearing Ratio (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Net assets	$ 55,605	$ 52,175
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Statement [Line Items]
Net assets		$ 71